COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES
Future Minimum Rental Payments for Operating Leases
The committed rent payments to Terra Stabile as of June 30, 2013 were:

December 31, 2013	$136
December 31, 2014	273
December 31, 2015	481
December 31, 2016	489
December 31, 2017	496
Thereafter	2,044
$3,919

Contractual Obligation, Fiscal Year Maturity Schedule
The commitments as of June 30, 2013 were:

BTU	Year	Amount
12,300	1	$47,028
12,300	2	64,350
12,300	3	64,350
12,300	4	64,350
12,300	5	64,350
		304,428
10,800	1	40,154
10,800	2	54,945
10,800	3	54,945
10,800	4	54,945
10,800	5	54,945
		259,934
		$564,362